SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
SEGMENT INFORMATION

14. SEGMENT INFORMATION

As of June 30, 2020, the Company had one operating segment: exploration and mining. The segment analysis below is provided for the Group's operations, namely exploration and mining operations.

Segment performance is evaluated based on reportable segment profit/loss, which is a measure of adjusted profit/loss before tax. The adjusted profit/loss before tax is measured consistently with the Group's profit/loss before tax except head office and corporate expenses are excluded from such measurement.

For the six months ended June 30, 2019, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Six months ended June 30, 2019 (Unaudited)
Revenues from external customers	1,403	—	1,403
Depreciation of property, plant and equipment	(29)	(2)	(31)
Depreciation of right-of-use assets	(34)	(577)	(611)
Operating loss	(508)	(2,399)	(2,907)
Interest income	—	4	4
Finance costs	(1)	(40)	(41)
Loss for the period	(509)	(2,435)	(2,944)

As at December 31, 2019 (Audited)
Total assets	4,268	4,030	8,298
Total liabilities	6,560	29,292	35,852

For the six months ended June 30, 2020, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Six months ended June 30, 2020 (Unaudited)
Revenues from external customers	6,867	—	6,867
Depreciation of property, plant and equipment	(31)	(1)	(32)
Depreciation of right-of-use assets	—	(577)	(577)
Operating loss	(310)	(3,531)	(3,841)
Interest income	—	9	9
Finance costs	(9)	(4)	(13)
Income tax benefit	—	6,586	6,586
(Loss)/profit for the period	(319)	3,060	2,741
Capital expenditure	(2)	(3)	(5)

As at June 30, 2020 (Unaudited)
Total assets	1,235	2,739	3,974
Total liabilities	2,987	25,960	28,947

	US$
	Exploration and mining	Corporate activities	Total
Six months ended June 30, 2020 (Unaudited)
Revenues from external customers	972	—	972
Depreciation of property, plant and equipment	(5)	—	(5)
Depreciation of right-of-use assets	—	(82)	(82)
Operating loss	(44)	(499)	(543)
Interest income	—	1	1
Finance costs	(1)	(1)	(2)
Income tax benefit	—	932	932
(Loss)/profit for the period	(45)	433	388
Capital expenditure	—	(1)	(1)

As at June 30, 2020 (Unaudited)
Total assets	175	388	563
Total liabilities	423	3,673	4,096